Stock-based compensation - Summary of Shares Issued for Business Combinations Activities (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Issued for Business Combinations Activities [Line Items]
Number of Stock Options - Beginning balance	22,751,000	24,453,000	25,211,000
Number of Shares - Shares vested	(1,035,000)	(3,720,000)	(5,580,000)
Number of Shares - Shares issued		0	1,730,000
Number of Shares - Shares forfeited	(93,000)	(481,000)	(1,498,000)
Number of Stock Options - Ending balance	20,703,000	22,751,000	24,453,000
Weighted Average Exercise Price - Beginning balance	$ 8.48	$ 8.26	$ 6.69
Weighted- Average Grant Date Fair Value - Shares vested	19.2	14.87	8.99
Weighted- Average Grant Date Fair Value - Shares issued			28.68
Weighted- Average Grant Date Fair Value - Shares forfeited	20.62	15.34	10.19
Weighted Average Exercise Price - Ending balance	$ 8.9	$ 8.48	$ 8.26
Business Combination Shares [Member]
Shares Issued for Business Combinations Activities [Line Items]
Number of Stock Options - Beginning balance	548,000	2,036,000	2,952,000
Number of Shares - Shares vested		(1,445,000)	(874,000)
Number of Shares - Shares issued	1,473,000
Number of Shares - Shares forfeited	(6,000)	(43,000)	(42,000)
Number of Stock Options - Ending balance	2,015,000	548,000	2,036,000
Weighted Average Exercise Price - Beginning balance	$ 47.82	$ 47.82	$ 47.82
Weighted- Average Grant Date Fair Value - Shares vested		47.82	47.82
Weighted- Average Grant Date Fair Value - Shares issued	31.16
Weighted- Average Grant Date Fair Value - Shares forfeited	47.82	47.82	47.82
Weighted Average Exercise Price - Ending balance	$ 35.64	$ 47.82	$ 47.82